Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net Current [Abstract]
Summary of Accounts Receivable
	As of December 31,
	2019	2020
Accounts receivable, gross (Note)	147,440	154,891
Less: allowance for credit losses (Note 2(j))	(3,469)	(11,749)
Accounts receivable, net	143,971	143,142